Supplemental cash flow data	12 Months Ended
Dec. 31, 2022
Supplemental cash flow data
Supplemental cash flow data

3. Supplemental cash flow data

The tables below set forth supplemental information with respect to the cash inflows and outflows for capital provision-direct and capital provision-indirect assets for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31, 2022
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	349,062	38,724	387,786
Funding of capital provision assets	(605,402)	(121,896)	(727,298)

	For the year ended December 31, 2021
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
Funding of capital provision assets	(672,931)	-	(672,931)

	For the year ended December 31, 2020
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	354,884	203,029	557,913
Increase in payable for capital provision assets	220	-	220
Funding of capital provision assets	(297,143)	-	(297,143)

	For the year ended December 31, 2019
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	108,521	284,085	392,606
Increase in payable for capital provision assets	36	-	36
Funding of capital provision assets	(347,630)	(224,156)	(571,786)

Capital provision-direct assets represent those assets in which the Group has provided financing directly to a client or to fund a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C.

Capital provision-indirect assets represent those assets in which the Group’s capital is provided through a private fund as a limited partner contribution. At December 31, 2022, the Group had increased deployments in capital provision-indirect assets through the Advantage Fund, which closed during the year ended December 31, 2022, whereas capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund at December 31, 2021.